General	12 Months Ended
Mar. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
General

NOTE 1: — GENERAL

Taro Pharmaceutical Industries Ltd. (the “Company” or “Taro”) is an Israeli corporation, which operates in Israel and elsewhere through its Israeli, North American, and European subsidiaries (the “Group”).  The principal business activities of the Group are the production, research, development and marketing of pharmaceutical products.  As of March 22, 2012, the Company’s ordinary shares are traded on the New York Stock Exchange (the “NYSE”), under the symbol “TARO.”  As used herein, the terms “we,” “us,” “our,” “Taro,” and the “Company” mean Taro Pharmaceutical Industries Ltd. and its subsidiaries, unless otherwise indicated.

The activities of the Group in North America are performed by Taro Pharmaceuticals Inc. (“Taro Canada”) and Taro Pharmaceuticals U.S.A., Inc. (“Taro U.S.A.”).  Taro International Ltd. in Israel is engaged in the pharmaceutical activities of the Group outside North America.

The Group manufactures generic and proprietary drug products in facilities located in Israel and Canada, and manufactures bulk active pharmaceutical ingredients in its Israel facility.  The Group’s research and development facilities are located in Israel and Canada.  The majority of the Group’s sales are in North America, primarily in the U.S.A.

In North America, the Company sells and distributes its products principally to drug industry wholesalers, drug store chains and mass merchandisers.  In Canada, the Group also sells and distributes to hospitals.  In Israel, the Group sells and distributes its products principally to healthcare institutions, drug store chains, and private pharmacies.

In the generic pharmaceutical industry, selling prices and related profit margins tend to decrease as products mature due to increased competition from other generic pharmaceutical manufacturers as they gain approval from the U.S. Food and Drug Administration (the “FDA”), the Canadian Health Products and Food Branch Inspectorate, and the Israeli and other Ministries of Health (“Government Agencies”) to manufacture equivalent products.  The Group’s future operating results are dependent on, among other things, its ability to introduce new products and maintain its approvals to market existing drugs.

While non-compliance with Government Agencies’ regulations can result in refusal to allow country entry, seizure, fines or injunctive actions to prevent the sale of products, no material actions against the Group or its products have recently occurred.  The Group believes that it is in material compliance with all Government Agencies’ regulations.

While the majority of the Company’s products are either synthesized by the Company itself or are derived from multiple source materials, some raw materials and certain products are currently obtained from single suppliers.  The Company does not believe that any interruption of supply from a single supplier would have a material adverse effect on the Company’s results of operations and financial position.  To date, the Group has not experienced difficulties in obtaining raw materials or other materials.

Sun Pharmaceutical Industries Ltd. (“Sun”), the Company’s majority shareholder, owns, or controls as of March 31, 2021, 29,497,813, or 77.8%, of the Company’s ordinary shares, and with the Company’s founders’ shares, 85.2% of the vote attributable to the share equity of the Company.  As of May 31, 2021, Sun owns, or controls 78.1% of the Company’s ordinary shares and 85.4% of the voting power in the Company.

On November 23, 2016, the Company announced that its Board of Directors authorized a $250,000 repurchase of ordinary shares, which was completed on January 11, 2019.  Under the program, the Company bought back 2,493,378 of its ordinary shares in open market transactions, in accordance with a Rule 10b5-1 program, at an average price of $100.28 per share.

On November 5, 2018, the Company announced that its Board of Directors declared a $500,000 special cash dividend on Taro ordinary shares. The special dividend of $12.86 per share was paid on December 28, 2018, to shareholders of record at the close of business on December 11, 2018.

On November 4, 2019, the Company announced that its Board of Directors approved a $300 million share repurchase of ordinary shares.  On November 15, 2019, the Company commenced a modified “Dutch auction” tender offer to repurchase up to $225 million in value of its ordinary shares.  In accordance with the terms and conditions of the tender offer, which expired on December 16, 2019, the Company accepted for payment 280,719 ordinary shares at the final purchase price of $91.00 per share.  During the year ended March 31, 2021, in accordance with a Rule 10b5-1 program, the Company repurchased 332,033 shares at an average price of $75.23 per share.  Through May 31, 2021, under the $300 million authorization, the Company has repurchased, in total, 788,727 shares (280,719 at an average price of $91.00 and 508,008 shares at an average price of $74.70), leaving $236.5 million remaining under the current board authorization.

In December 2019, COVID-19, a disease caused by a strain of coronavirus, was first reported, and later declared a pandemic by the World Health Organization in March 2020, spreading globally.  It has affected Israel and Canada, where most of our manufacturing takes place, and spread throughout each state in the United States, our largest market.  The COVID-19 pandemic has disrupted global supply chains, created significant volatility of global financial markets, impacted negatively the global economy, and also our U.S. sales.  Additionally, it has impacted our business and may materially affect our operations, including manufacturing, supply chain, pre-commercial launch and clinical trial activities should the pandemic persist.  Countries, states and local governments instituting measures to reduce the spread of COVID-19 have impacted our operations with significant disruptions, uncertainty and economic volatility, higher costs, and capital expenditures.  Such measures include quarantines, government restrictions on movement, business closures and suspensions, canceled events and activities, self-isolation, and other voluntary and/or mandated changes in behavior.  Our offices are or have been operating under work from home protocols, and our manufacturing and distribution facilities have instituted policies and procedures to protect our employees and operations, including social distancing, the supply and use of personal protective equipment, split shifts and health assessments.  We had and, in some instances, continue to have to suspend in-person activities of our field employees because of restrictions on meetings instituted by our customers.  These protocols, policies, procedures, and suspension of activities have affected our business operations.

On July 31, 2020, Taro Pharmaceuticals, Inc. completed the purchase of Aquinox Pharmaceuticals (Canada) Inc. (“Aquinox”), a wholly-owned subsidiary of Neoleukin Therapeutics, Inc., including intellectual property rights to various early stage molecules. Pursuant to the agreement, Taro acquired all issued and outstanding shares of Aquinox for $8.2 million.